Significant Accounting Policies - Convenience Translation, Cash & cash equivalents (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) ¥ / $	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CNY (¥) ¥ / $	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash and cash equivalents and time deposits
Convenience translation rate (RMB to USD) | ¥ / $	0.1454		0.1454
Cash and cash equivalents and time deposits
Cash and cash equivalents	$ 514,876	$ 110,957	¥ 3,540,031,000	¥ 762,882,000	¥ 387,198,000	¥ 689,663,000
Time deposits	$ 108,994		749,385,000	1,960,000
Restricted cash			0	0		¥ 10,109,000
PRC Subsidiaries and Variable Interest Entities
Cash and cash equivalents and time deposits
Cash and cash equivalents			377,800,000	622,600,000
Cash and cash equivalents held by PRC subsidiaries and VIEs (as a percent)	11.00%	82.00%
Cash held in accounts managed by online payment platforms
Cash and cash equivalents and time deposits
Cash and cash equivalents			10,800,000	102,900,000
Denominated in US dollars
Cash and cash equivalents and time deposits
Cash and cash equivalents	$ 481,600	$ 91,000	3,305,300,000	594,900,000
Time deposits			¥ 749,400,000	¥ 2,000,000